Inventory (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Raw materials	$ 22,788	$ 8,588
Work in process	2,363,487	919,464
Finished goods	920,037	196,308
Ending balance	$ 3,306,312	$ 1,124,360